                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10371

                             LORD ABBETT BLEND TRUST
                             -----------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
           (Address of principal executive offices)   (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/2005
                          ---------

ITEM 1:        REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
   SMALL-CAP BLEND FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP BLEND FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Small-Cap Blend Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy showed mixed signs during the six-month period from July 31, 2004 through January 31, 2005. After slowing during a summer "soft patch," the economy regained some traction in the third quarter of 2004. Despite indicators of renewed economic strength, however, stocks finished the third quarter down slightly. One of the key drivers of stocks during most of the summer seemed to be the direction of oil prices, with stocks falling as oil prices rose. This negative correlation lasted until mid-August when crude oil broke through the $45 per barrel price level. From mid-August through mid-September, stocks benefited from declining gasoline prices at the pump, a favorable turn of events for consumers. Equities gathered momentum until a string of hurricanes on the Gulf Coast forced production disruptions at one of the nation's largest oil-refining facilities, causing oil prices to rise again as the quarter ended.

     The combination of declining gasoline prices during much of the third quarter and the addition of 300,000-400,000 jobs, while lower than expected, contributed to a pick up in consumer spending in the third quarter. Third-quarter unemployment declined to 5.4%. On August 10, 2004, the Federal Reserve Board (the Fed) raised the fed funds rate from 1.25% to 1.50%. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.) This was followed by another increase to 1.75% on September 21. Two additional increases in November and December brought the Fed Funds Rate to 2.25% by year-end.

     In the final quarter of the year, employment increased. The Consumer Price Index (CPI) increased 0.5% in October and 0.1% in November followed by a decrease of 0.4% in December. The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services. The S&P 500 Index(1) gained 1.5%

--------------------------------------------------------------------------------

in October, 4.0% in November and 3.4% in December. For 2004 as a whole, the S&P 500 Index(1) reported a gain of 10.9%.

     In January 2005, the Consumer Confidence Index rose 0.7%. Based on a representative sample of 5,000 households, the Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence. Employment increased by 146,000 in January and the unemployment rate decreased to 5.2%, while the S&P 500 Index(1) declined 2.4%.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005?

A: For the six-month period ended January 31, 2005, the Fund returned 16.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Index,(2) which returned 13.9% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 10.12% and Since Inception (6/26/01): 13.99%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the producer durables sector was the greatest contributor to performance relative to the benchmark for the six-month period ended January 31, 2005. Producer durables include industrials and capital goods used in the production of other goods such as industrial buildings, machinery and equipment. Two homebuilder holdings delivered very strong earnings. As interest rates continued at record lows, homebuilders still benefited from high demand. Within the technology sector, stock selection, and to a lesser extent an underweight position within the sector, helped performance. A maker of computer hard

2
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disk drives outperformed based on strong consumer product sales. Another strong holding, a company that makes software for filtering internet content, took advantage of a growing desire among employers to manage their employees' access to non-business related internet websites in the workplace.

     Selection of stocks within the consumer discretionary sector was the largest detractor to relative performance. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel and leisure industries. These stocks tend to move with the economy. A slot machine manufacturer disappointed due to company-specific difficulties, as well as a delay in the rollout of gaming properties in new jurisdictions throughout the United States. In addition, stock selection within the financial services sector hurt performance, as regulatory scrutiny of the insurance industry as a whole dampened performance of a portfolio holding of an insurance brokerage company.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2005; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/04 - 1/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BEGINNING        ENDING        EXPENSES
                                                            ACCOUNT        ACCOUNT      PAID DURING
                                                             VALUE          VALUE         PERIOD+
                                                          ------------   ------------   ------------
                                                                                         8/14/04 -
                                                             8/1/04        1/31/05        1/31/05
                                                          ------------   ------------   ------------
CLASS A
Actual                                                    $   1,000.00   $   1,167.90   $       8.14
Hypothetical (5% Return Before Expenses)                  $   1,000.00   $   1,017.69   $       7.58
CLASS B
Actual                                                    $   1,000.00   $   1,164.70   $      11.57
Hypothetical (5% Return Before Expenses)                  $   1,000.00   $   1,014.52   $      10.76
CLASS C
Actual                                                    $   1,000.00   $   1,164.00   $      11.56
Hypothetical (5% Return Before Expenses)                  $   1,000.00   $   1,014.52   $      10.76
CLASS P
Actual                                                    $   1,000.00   $   1,167.90   $       8.80
Hypothetical (5% Return Before Expenses)                  $   1,000.00   $   1,017.09   $       8.19
CLASS Y
Actual                                                    $   1,000.00   $   1,169.70   $       6.62
Hypothetical (5% Return Before Expenses)                  $   1,000.00   $   1,019.11   $       6.16

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.49% for Class A, 2.12% for Classes B and C, 1.61% for Class P and 1.21% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JANUARY 31, 2005

SECTOR                          %*
Auto & Transportation          3.45%
Consumer Discretionary        19.63%
Consumer Staples               2.82%
Financial Services            13.43%
Healthcare                    19.52%
Materials & Processing         9.95%
Other Energy                   8.30%
Producer Durables             13.81%
Short-Term Investment          4.01%
Technology                     5.08%
Total                        100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                          VALUE
INVESTMENTS                                                 SHARES        (000)
-------------------------------------------------------------------------------
COMMON STOCKS 94.89%

AIR TRANSPORTATION 0.25%
Pinnacle Airlines Corp.*                                   100,590   $    1,212
                                                                     ----------
AUTO COMPONENTS 1.47%
Wabash National Corp.*                                     280,450        7,118
                                                                     ----------
AUTO PARTS: AFTER MARKET 0.11%
Aftermarket Technology
Corp.*                                                      37,749          553
                                                                     ----------
BANKS: OUTSIDE NEW YORK CITY 1.03%
Hanmi Financial Corp.                                       70,279        2,497
Privatebancorp, Inc.                                        76,100        2,489
                                                                     ----------
TOTAL                                                                     4,986
                                                                     ----------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.70%
Enzon Pharmaceuticals,
Inc.*                                                      639,244        8,246
                                                                     ----------
BUILDING: HEATING & PLUMBING 0.08%
AAON, Inc.*                                                 26,513          384
                                                                     ----------
BUILDING: MATERIALS 3.12%
Watsco, Inc.                                               438,050       15,161
                                                                     ----------
BUILDING: MISCELLANEOUS 1.51%
Drew Industries, Inc.*                                     196,100        7,330
                                                                     ----------
BUILDING: ROOFING & WALLBOARD 3.47%
Beacon Roofing Supply,
Inc.*                                                      191,600        3,832
ElkCorp                                                    322,200       13,043
                                                                     ----------
TOTAL                                                                    16,875
                                                                     ----------
CASINOS & GAMBLING 1.37%
Alliance Gaming Corp.*                                     665,700        6,637
                                                                     ----------
COAL 3.07%
Massey Energy Co.                                          393,300       14,918
                                                                     ----------
COMMUNICATIONS & MEDIA 0.71%
Entravision
Communications Corp.*                                      429,700   $    3,438
                                                                     ----------
COMPUTER SERVICES SOFTWARE &
SYSTEMS 2.46%
Hummingbird Ltd.*(a)                                        30,387          732
Lionbridge Technologies,
Inc.*                                                      224,028        1,407
Websense, Inc.*                                            182,800        9,817
                                                                     ----------
TOTAL                                                                    11,956
                                                                     ----------
COMPUTER TECHNOLOGY 2.56%
RadiSys Corp.*                                             137,500        2,399
Stratasys, Inc.*                                           271,259        9,264
Western Digital Corp.*                                      72,000          775
                                                                     ----------
TOTAL                                                                    12,438
                                                                     ----------
CONSUMER ELECTRONICS 3.03%
Take-Two Interactive
Software, Inc.*                                            276,599        9,750
Universal Electronics Inc.*                                294,140        4,989
                                                                     ----------
TOTAL                                                                    14,739
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES 2.52%
Texas United Bancshares,
Inc.                                                        72,000        1,343
U.S.I. Holdings Corp.*                                     962,839       10,880
                                                                     ----------
TOTAL                                                                    12,223
                                                                     ----------
DIVERSIFIED MANUFACTURING 1.40%
Hexcel Corp.*                                              462,600        6,814
                                                                     ----------
DRUGS & PHARMACEUTICALS 5.42%
Kos Pharmaceuticals, Inc.*                                 104,474        3,450
Noven Pharmaceuticals, Inc.*                               326,418        5,946
Par Pharmaceutical Cos.,
Inc.*                                                      200,500        7,599
QLT Inc.*(a)                                               458,500        7,414
Taro Pharmaceutical
Industries Ltd.*(a)                                         64,700        1,943
                                                                     ----------
TOTAL                                                                    26,352
                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2005

                                                                          VALUE
INVESTMENTS                                                 SHARES        (000)
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.96%
Genlyte Group Inc. (The)*                                   58,500   $    4,681
                                                                     ----------
ELECTRONICS: INSTRUMENTS GAUGES &
METERS 2.15%
Measurement Specialties,
Inc.*                                                      407,400       10,466
                                                                     ----------
ELECTRONICS: MEDICAL SYSTEMS 3.50%
Analogic Corp.                                             159,268        6,532
CTI Molecular Imaging,
Inc.*                                                      227,764        3,355
Tripath Imaging, Inc.*                                     522,600        4,520
Zoll Medical Corp.*                                         79,400        2,588
                                                                     ----------
TOTAL                                                                    16,995
                                                                     ----------
FOODS 2.78%
Hain Celestial Group, Inc
(The)*                                                     261,700        5,266
J & J Snack Foods Corp.                                    171,278        8,264
                                                                     ----------
TOTAL                                                                    13,530
                                                                     ----------
HEALTHCARE FACILITIES 2.88%
ICON Plc ADR*                                              186,375        6,545
LCA-Vision, Inc.                                           280,326        7,471
                                                                     ----------
TOTAL                                                                    14,016
                                                                     ----------
HOMEBUILDING 6.03%
Centex Corp.                                               159,400        9,773
Meritage Homes Corp.*                                       22,800        1,474
Ryland Group, Inc.                                         278,500       18,066
                                                                     ----------
TOTAL                                                                    29,313
                                                                     ----------
HOUSEHOLD FURNISHINGS 3.86%
Select Comfort Corp.*                                      958,445       18,757
                                                                     ----------
IDENTIFICATION CONTROL & FILTER DEVICES 1.23%
X-Rite, Inc.                                               391,232        5,958
                                                                     ----------
INSURANCE: MULTI-LINE 2.78%
Hilb, Rogal & Hobbs Co.                                    380,400       13,527
                                                                     ----------
INSURANCE: PROPERTY-CASUALTY 5.28%
HCC Insurance Holdings, Inc.                               402,700   $   13,237
Ohio Casualty Corp.*                                       540,392       12,423
                                                                     ----------
TOTAL                                                                    25,660
                                                                     ----------
MACHINERY: CONSTRUCTION & HANDLING 0.44%
Astec Industries, Inc.*                                    124,974        2,160
                                                                     ----------
MACHINERY: INDUSTRIAL/SPECIALTY 2.83%
Actuant Corp. Class A*                                     263,400       13,763
                                                                     ----------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.28%
Key Energy Services, Inc.*                                 202,400        2,512
Pride Int'l., Inc.*                                        573,000       13,402
                                                                     ----------
TOTAL                                                                    15,914
                                                                     ----------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 4.50%
Bio-Rad Laboratories,
Inc.*                                                      110,300        6,485
Closure Medical Corp.*                                      90,544        1,796
Icu Medical, Inc.*                                         286,038        7,534
SurModics, Inc.*                                            81,118        2,383
Theragenics Corp.*                                         917,300        3,660
                                                                     ----------
TOTAL                                                                    21,858
                                                                     ----------
MEDICAL SERVICES 1.30%
Option Care, Inc.                                          364,225        6,297
                                                                     ----------
OIL: CRUDE PRODUCERS 1.86%
Grey Wolf, Inc.*                                         1,708,500        9,055
                                                                     ----------
RADIO & TV BROADCASTERS 1.77%
Regent Communications,
Inc.*                                                    1,638,631        8,611
                                                                     ----------
REAL ESTATE 0.25%
First Acceptance Corp.*                                    129,900        1,209
                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2005

                                                                          VALUE
INVESTMENTS                                                 SHARES        (000)
-------------------------------------------------------------------------------
RENTAL & LEASING SERVICES: CONSUMER 1.29%
Dollar Thrifty Automotive
Group, Inc.*                                               201,200   $    6,279
                                                                     ----------
RESTAURANTS 2.13%
Dave & Buster's, Inc.*                                     360,200        6,761
Ruby Tuesday, Inc.                                         141,200        3,592
                                                                     ----------
TOTAL                                                                    10,353
                                                                     ----------
RETAIL 1.93%
Global Imaging Systems,
Inc.*                                                      161,110        5,766
Goody's Family Clothing,
Inc.                                                       386,383        3,597
                                                                     ----------
TOTAL                                                                     9,363
                                                                     ----------
SAVINGS & LOAN 1.67%
Brookline Bancorp, Inc.                                    508,865        8,137
                                                                     ----------
SERVICES: COMMERCIAL 3.30%
First Consulting Group,
Inc.*                                                      556,997        3,158
SM&A*(b)                                                 1,506,137       12,863
                                                                     ----------
TOTAL                                                                    16,021
                                                                     ----------
TRANSPORTATION MISCELLANEOUS 0.89%
Vitran Corp. Inc.*(a)                                      289,300        4,299
                                                                     ----------
TRUCKERS 0.70%
Rush Enterprises, Inc
Class A*                                                   222,800        3,391
                                                                     ----------
WHOLESALERS 0.02%
LKQ Corp.*                                                   6,600          110
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $403,452,608)                                                     461,103
                                                                     ==========

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
INVESTMENTS                                                  (000)        (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.96%

REPURCHASE AGREEMENT 3.96%

Repurchase Agreement
dated 1/31/2005
1.80% due 2/1/2005
with State Street
Bank & Trust Co
Collateralized by
$17,845,000 of Federal
National Mortgage
Assoc. at 7.125%
due 3/15/2007;
value: $19,651,806;
proceeds: $19,262,861
(Cost $19,261,898)                                      $   19,262   $   19,262
                                                                     ----------
TOTAL INVESTMENTS IN
SECURITIES 98.85%
(Cost $422,714,506)                                                     480,365
                                                                     ==========
OTHER ASSETS IN EXCESS OF
LIABILITIES 1.15%                                                         5,587
                                                                     ----------
NET ASSETS 100.00%                                                   $  485,952
                                                                     ==========

  * Non-income producing security.

(a) Foreign security traded in U.S. dollars.
(b) Affiliated issuer (holding represents 5% or more of the underlying isser's outstanding voting shares). See Note 10.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2005

ASSETS:
   Investments in unaffiliated issuers, at value (Cost $408,817,689)             $   467,502,532
   Investment in affiliated issuer, at value (Cost $13,896,817)                       12,862,410
   Receivables:
     Interest and dividends                                                              158,656
     Investment securities sold                                                        4,971,482
     Capital shares sold                                                               5,964,009
   Prepaid expenses and other assets                                                      87,641
------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      491,546,730
------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                   4,273,377
     Capital shares reacquired                                                           517,570
     Management fee                                                                      289,872
     12b-1 distribution fees                                                             278,648
     Fund administration                                                                  26,447
     Trustees' fees                                                                        2,023
   Accrued expenses and other liabilities                                                206,444
------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                   5,594,381
================================================================================================
NET ASSETS                                                                       $   485,952,349
================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                  $   422,042,219
Accumulated net investment loss                                                       (2,366,460)
Accumulated net realized gain on investments                                           8,626,154
Net unrealized appreciation on investments                                            57,650,436
------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $   485,952,349
================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                   $   277,390,328
Class B Shares                                                                   $    63,343,811
Class C Shares                                                                   $   125,491,285
Class P Shares                                                                   $       859,885
Class Y Shares                                                                   $    18,867,040
OUTSTANDING SHARES BY CLASS
   (UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                        18,109,717
Class B Shares                                                                         4,218,617
Class C Shares                                                                         8,364,563
Class P Shares                                                                            55,929
Class Y Shares                                                                         1,221,656
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                   $         15.32
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                  $         16.25
Class B Shares-Net asset value                                                   $         15.02
Class C Shares-Net asset value                                                   $         15.00
Class P Shares-Net asset value                                                   $         15.37
Class Y Shares-Net asset value                                                   $         15.44
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2005

INVESTMENT INCOME:
Dividends                                                                        $       632,675
Interest                                                                                 149,343
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  782,018
------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                         1,360,492
12b-1 distribution plan-Class A                                                          376,428
12b-1 distribution plan-Class B                                                          265,905
12b-1 distribution plan-Class C                                                          447,098
12b-1 distribution plan-Class P                                                              770
Shareholder servicing                                                                    493,757
Professional                                                                              35,455
Reports to shareholders                                                                   32,767
Fund administration                                                                       72,559
Custody                                                                                   31,803
Trustees' fees                                                                             3,327
Registration                                                                              26,961
Other                                                                                      3,473
------------------------------------------------------------------------------------------------
Gross expenses                                                                         3,150,795
   Expense reductions                                                                     (2,646)
------------------------------------------------------------------------------------------------
NET EXPENSES                                                                           3,148,149
------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                   (2,366,131)
================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in unaffiliated issuers                       12,851,763
Net realized gain (loss) on investment in affiliated issuer                                 (299)
Net change in unrealized appreciation (depreciation) on investments                   47,872,630
================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                      60,724,094
================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    58,357,963
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                       ENDED JANUARY 31, 2005       FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                            (UNAUDITED)            JULY 31, 2004
OPERATIONS:
Net investment income (loss)                                                  $    (2,366,131)         $    (2,707,538)
Net realized gain (loss) on investments                                            12,851,464               36,260,284
Net change in unrealized appreciation (depreciation) on investments                47,872,630               (2,171,628)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               58,357,963               31,381,118
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                                        (19,844,848)              (1,707,862)
   Class B                                                                         (5,011,171)                (450,381)
   Class C                                                                         (8,647,402)                (548,153)
   Class P                                                                            (36,167)                     (25)
   Class Y                                                                           (862,999)                 (73,076)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                               (34,402,587)              (2,779,497)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                 183,918,918              175,002,209
Reinvestment of distributions                                                      27,702,366                2,267,482
Cost of shares reacquired                                                         (27,619,407)             (32,151,979)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                184,001,877              145,117,712
======================================================================================================================
NET INCREASE IN NET ASSETS                                                        207,957,253              173,719,333
======================================================================================================================
NET ASSETS:
Beginning of period                                                               277,995,096              104,275,763
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                 $   485,952,349          $   277,995,096
======================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                               $    (2,366,460)         $          (329)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED 7/31                 6/18/2001(d)
                                                     1/31/2005      -----------------------------------------         TO
                                                    (UNAUDITED)        2004           2003           2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $     14.37     $     11.71    $      9.18    $     10.45    $      10.00
                                                    ===========     ===========    ===========    ===========    ============

  Unrealized appreciation on investments                                                                                  .06
                                                                                                                 ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                            $      10.06
                                                                                                                 ============

Investment operations:

  Net investment loss(a)                                   (.08)           (.16)          (.12)          (.12)           (.07)

  Net realized and unrealized gain (loss)                  2.42            3.07           2.65          (1.15)            .46

                                                    -----------     -----------    -----------    -----------    ------------
    Total from investment operations                       2.34            2.91           2.53          (1.27)            .39
                                                    -----------     -----------    -----------    -----------    ------------

Distributions to shareholders from:

  Net realized gain                                       (1.39)           (.25)             -              -(g)            -
                                                    -----------     -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD                      $     15.32     $     14.37    $     11.71    $      9.18    $      10.45
                                                    ===========     ===========    ===========    ===========    ============

Total Return(b)(e)                                                                                                        .60%(c)

Total Return(b)                                           16.79%(c)       24.96%         27.56%        (12.11)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and expense
    reductions                                              .75%(c)        1.55%          1.71%          1.66%            .69%(c)
  Expenses, excluding waiver and expense
    reductions                                              .75%(c)        1.55%          1.89%          2.41%            .81%(c)
  Net investment loss                                      (.53)%(c)      (1.12)%        (1.30)%        (1.09)%          (.67)%(c)

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED 7/31                 6/18/2001(d)
                                                     1/31/2005      -----------------------------------------         TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)        2004           2003           2002         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   277,390     $   162,651    $    59,717    $    29,962    $      2,214

  Portfolio turnover rate                                 32.24%          84.91%         68.48%         47.69%           5.86%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
                                                   (UNAUDITED)         2004           2003           2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     14.15      $     11.56    $      9.12    $     10.45    $      10.00
                                                   ===========      ===========    ===========    ===========    ============

  Unrealized appreciation on investments                                                                                  .06
                                                                                                                 ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                             $     10.06
                                                                                                                 ============

Investment operations:

  Net investment loss(a)                                  (.12)            (.24)          (.18)          (.18)           (.07)

  Net realized and unrealized gain (loss)                 2.38             3.02           2.62          (1.15)            .46
                                                   -----------      -----------    -----------    -----------    ------------

    Total from investment operations                      2.26             2.78           2.44          (1.33)            .39
                                                   -----------      -----------    -----------    -----------    ------------

Distributions to shareholders from:

  Net realized gain                                      (1.39)            (.19)             -              -(g)            -
                                                   -----------      -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD                     $     15.02      $     14.15    $     11.56    $      9.12    $      10.45
                                                   ===========      ===========    ===========    ===========    ============

Total Return(b)(e)                                                                                                        .60%(c)

Total Return(b)                                          16.47%(c)        24.19%         26.75%        (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and expense
    reductions                                            1.07%(c)         2.18%          2.33%          2.27%            .75%(c)
  Expenses, excluding waiver and expense
    reductions                                            1.07%(c)         2.18%          2.51%          3.02%            .87%(c)
  Net investment loss                                     (.85)%(c)       (1.75)%        (1.92)%        (1.70)%          (.76)%(c)

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004           2003           2002         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    63,344      $    45,384    $    21,518    $    12,013    $        283

  Portfolio turnover rate                                32.24%           84.91%         68.48%         47.69%           5.86%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
                                                   (UNAUDITED)         2004           2003           2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     14.14      $     11.56    $      9.12    $     10.45    $      10.00
                                                   ===========      ===========    ===========    ===========    ============

  Unrealized appreciation on investments                                                                                  .06
                                                                                                                 ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                            $      10.06
                                                                                                                 ============

Investment operations:

  Net investment loss(a)                                  (.12)            (.24)          (.18)          (.18)           (.07)

  Net realized and unrealized gain (loss)                 2.37             3.02           2.62          (1.15)            .46
                                                   -----------      -----------    -----------    -----------    ------------

    Total from investment operations                      2.25             2.78           2.44          (1.33)            .39
                                                   -----------      -----------    -----------    -----------    ------------

Distributions to shareholders from:

  Net realized gain                                      (1.39)            (.20)             -            -(g)              -
                                                   -----------      -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD                     $     15.00      $     14.14    $     11.56    $      9.12    $      10.45
                                                   ===========      ===========    ===========    ===========    ============

Total Return(b)(e)                                                                                                        .60%(c)

Total Return(b)                                          16.40%(c)        24.18%         26.75%        (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and expense
    reductions                                            1.07%(c)         2.18%          2.33%          2.27%            .75%(c)
  Expenses, excluding waiver and expense
    reductions                                            1.07%(c)         2.18%          2.51%          3.02%            .87%(c)
  Net investment loss                                     (.85)%(c)       (1.75)%        (1.92)%        (1.70)%          (.76)%(c)

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004           2003           2002         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   125,491      $    64,447    $    23,039    $    10,432    $        468

  Portfolio turnover rate                                32.24%           84.91%         68.48%         47.69%           5.86%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
                                                   (UNAUDITED)         2004           2003           2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     14.42      $     11.73    $      9.19    $     10.45    $      10.00
                                                   ===========      ===========    ===========    ===========    ============

  Unrealized appreciation on investments                                                                                  .06
                                                                                                                 ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                            $      10.06
                                                                                                                 ============

Investment operations:

  Net investment loss(a)                                  (.09)            (.37)          (.10)          (.12)           (.07)

  Net realized and unrealized gain (loss)                 2.43             3.28           2.64          (1.14)            .46
                                                   -----------      -----------    -----------    -----------    ------------

    Total from investment operations                      2.34             2.91           2.54          (1.26)            .39
                                                   -----------      -----------    -----------    -----------    ------------

Distributions to shareholders from:

  Net realized gain                                      (1.39)            (.22)             -              -(g)            -
                                                   -----------      -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD                     $     15.37      $     14.42    $     11.73    $      9.19    $      10.45
                                                   ===========      ===========    ===========    ===========    ============

Total Return(b)(e)                                                                                                        .60%(c)

Total Return(b)                                          16.79%(c)        24.97%         27.64%        (12.01)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and expense
    reductions                                             .81%(c)         1.63%+         1.78%+         1.72%            .70%(c)
  Expenses, excluding waiver and expense
    reductions                                             .81%(c)         1.63%+         1.96%+         2.47%            .82%(c)
  Net investment loss                                     (.59)%(c)       (1.20)%+       (1.37)%+       (1.15)%          (.68)%(c)

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004           2003           2002         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $       860      $       218    $         1    $         1    $          1

  Portfolio turnover rate                                32.24%           84.91%         68.48%         47.69%           5.86%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
                                                   (UNAUDITED)         2004           2003           2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     14.45      $     11.75    $      9.20    $     10.45    $      10.00
                                                   ===========      ===========    ===========    ===========    ============

  Unrealized appreciation on investments                                                                                  .06
                                                                                                                 ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                            $      10.06
                                                                                                                 ============

Investment operations:

  Net investment loss(a)                                  (.05)            (.10)          (.11)          (.10)           (.07)

  Net realized and unrealized gain (loss)                 2.43             3.07           2.66          (1.15)            .46
                                                   -----------      -----------    -----------    -----------    ------------

    Total from investment operations                      2.38             2.97           2.55          (1.25)            .39
                                                   -----------      -----------    -----------    -----------    ------------

Distributions to shareholders from:

  Net realized gain                                      (1.39)            (.27)             -              -(g)            -
                                                   -----------      -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD                     $     15.44      $     14.45    $     11.75    $      9.20    $      10.45
                                                   ===========      ===========    ===========    ===========    ============

Total Return(b)(e)                                                                                                        .60%(c)

Total Return(b)                                          16.97%(c)        25.45%         27.72%        (11.92)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and expense
    reductions                                             .61%(c)         1.18%+         1.33%+         1.27%            .66%(c)
  Expenses, excluding waiver and expense
    reductions                                             .61%(c)         1.18%+         1.51%+         2.02%            .78%(c)
  Net investment loss                                     (.36)%(c)        (.75)%+        (.92)%+        (.70)%          (.63)%(c)

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 7/31                 6/18/2001(d)
                                                    1/31/2005       -----------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004           2003           2002         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    18,867      $     5,295    $         1    $         1    $          1

  Portfolio turnover rate                                32.24%           84.91%         68.48%         47.69%           5.86%
=============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of investment operations; SEC effective date on June 26, 2001; Fund shares became available to the public is July 2, 2001.
(e) Total return is for the period 6/18/01 through 6/26/01.
(f) Total return is for the period 6/26/01 through 7/31/01.
(g) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of ..75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A       CLASS B    CLASS C     CLASS P
------------------------------------------------------------------
Service                   .25%          .25%       .25%        .20%
Distribution              .10%(1)       .75%       .75%        .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of September 30, 2004 was $63,750. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended January 31, 2005 was $1,757.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2005:

DISTRIBUTOR         DEALERS'
COMMISSIONS         CONCESSIONS
--------------------------------
$  307,926          $  1,737,887

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of January 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                              $  423,161,961
----------------------------------------------------
Gross unrealized gain                     63,996,550
Gross unrealized loss                     (6,793,569)
----------------------------------------------------
   Net unrealized security gain       $   57,202,981
====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005 are as follows:

PURCHASES           SALES
----------------------------------
$  251,225,826      $  111,593,958

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2005.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period August 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At January 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any time during the fiscal year. The Fund had the following transactions with an affiliated issuer during the six months ended January 31, 2005:

                                                                                            REALIZED      DIVIDEND
                           BALANCE OF                      BALANCE OF          VALUE            LOSS        INCOME
                          SHARES HELD      GROSS  GROSS   SHARES HELD             AT        8/1/2004      8/1/2004
AFFILIATED ISSUER        AT 7/31/2004  ADDITIONS  SALES  AT 1/31/2004      1/31/2005    TO 1/31/2005  TO 1/31/2005
------------------------------------------------------------------------------------------------------------------
SM&A                        1,214,515    291,822   (200)    1,506,137  $  12,862,410  $         (299) $          -

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                      SIX MONTHS ENDED
                                                       JANUARY 31,2005                          YEAR ENDED
                                                           (UNAUDITED)                        JULY 31,2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT          SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                6,794,666   $   100,653,878       7,516,857     $   104,897,437
Reinvestment of distributions              1,199,789        17,469,392         112,438           1,503,302
Shares reacquired                         (1,203,326)      (17,698,595)     (1,409,642)        (19,954,176)
----------------------------------------------------------------------------------------------------------
Increase                                   6,791,129   $   100,424,675       6,219,653     $    86,446,563
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  972,796   $    14,175,132       1,681,290     $    22,980,342
Reinvestment of distributions                285,838         4,084,619          27,311             361,047
Shares reacquired                           (246,471)       (3,566,111)       (362,759)         (5,008,078)
----------------------------------------------------------------------------------------------------------
Increase                                   1,012,163   $    14,693,640       1,345,842     $    18,333,311
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                3,834,935   $    55,892,676       3,059,464     $    42,147,359
Reinvestment of distributions                386,587         5,520,460          24,983             330,033
Shares reacquired                           (413,567)       (6,011,895)       (520,096)         (7,188,371)
----------------------------------------------------------------------------------------------------------
Increase                                   3,807,955   $    55,401,241       2,564,351     $    35,289,021
----------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                   45,670   $       690,463          15,107     $       218,867
Reinvestment of distributions                  2,473            36,160               2                  24
Shares reacquired                             (7,338)         (110,069)            (97)             (1,353)
----------------------------------------------------------------------------------------------------------
Increase                                      40,805   $       616,554          15,012     $       217,538
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                  830,391   $    12,506,769         360,838     $     4,758,204
Reinvestment of distributions                 40,336           591,735           5,449              73,076
Shares reacquired                            (15,470)         (232,737)              -(a)               (1)
----------------------------------------------------------------------------------------------------------
Increase                                     855,257   $    12,865,767         366,287     $     4,831,279
----------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

   This report when not used for the general
 information of shareholders of the Fund,is to        Lord Abbett Blend Trust
be distributed only if preceded or accompanied               Lord Abbett Small-Cap Blend Fund
          a current Fund Prospectus.
                                                                                                  LASCB-3-105
Lord Abbett Mutual Fund shares are distributed by                                                      (3/05)
            LORD ABBETT DISTRIBUTOR LLC

ITEM 2:        CODE OF ETHICS.
               Not applicable

ITEM 3:        AUDIT COMMITTEE FINANCIAL EXPERT.
               Not applicable.

ITEM 4-8:      PRINCIPAL ACCOUNTANT FEES AND SERVICES. [RESERVED]
                Not applicable.

ITEM 5:        AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6:        SCHEDULE OF INVESTMENTS.
                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 9:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
               Not Applicable.

ITEM10:        CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:       EXHIBITS.

      (a)(1)   Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   LORD ABBETT BLEND TRUST


                                    /s/ Robert S. Dow
                                   ---------------------------------------------
                                          Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President



                                    /s/ Joan A. Binstock
                                   ---------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                   LORD ABBETT BLEND TRUST


                                    /s/ Robert S. Dow
                                   ---------------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President



                                    /s/ Joan A. Binstock
                                   ---------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 22, 2005